Property, plant and equipment, net (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 24,886	$ 21,939	$ 18,891